Offerings - Offering: 1	Feb. 13, 2025
Offering:
Fee Previously Paid	false
Rule 457(u)	true
Security Type	Exchange-Traded Vehicle Securities
Offering Note
(1)
In accordance with Rule 456(d) under the Securities Act of 1933, as amended (the “Securities Act”), an indeterminate number of Common Units of Beneficial Interest of ProShares Trust II, on behalf of ProShares Trust II, on behalf of ProShares VIX
Mid-Term
Futures ETF (VIXM), ProShares Ultra Bloomberg Natural Gas (BOIL), ProShares UltraShort Bloomberg Natural Gas (KOLD), ProShares UltraShort Silver (ZSL), ProShares UltraShort Gold (GLL), ProShares UltraShort Australian Dollar (CROC), ProShares Ultra Euro (ULE), ProShares Short Euro (EUFX), ProShares UltraShort Euro (EUO), ProShares Ultra Yen (YCL), and ProShares UltraShort Yen (YCS) (the “Shares”) are being registered as may from time to time be offered hereunder at indeterminate prices.

(2)
In accordance with Rules 456(d) and 457(u) under the Securities Act, the registrant is deferring payment of these registration fees and will pay these registration fees on an annual net basis no later than 90 days after the end of each fiscal year.